Convertible Preferred Shares - Accounting for Convertible Preferred Shares (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) shares	Feb. 28, 2017 CNY (¥) shares	Feb. 29, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)
Convertible Preferred Shares
Deemed distribution							¥ 18,326
Repurchased and cancellation of Class B ordinary shares | shares						56,430,180
Excess of the issuance price paid by investor over fair value encounter as contribution from shareholder						¥ 26,413
Proceeds from issuance of Convertible Preferred Shares				$ 847,148	¥ 5,824,568	1,446,906	511,911
Increase to fair value of modified Convertible Preferred Shares as deemed dividends				$ 11,708	80,496		30,430
General and administrative expenses
Convertible Preferred Shares
Share-based compensation expense recognized on repurchase of ordinary shares		¥ 103,125
Series C1 convertible preferred shares
Convertible Preferred Shares
Excess of the issuance price paid by investor over fair value encounter as contribution from shareholder		¥ 26,413
Series B2 convertible preferred shares
Convertible Preferred Shares
Special cash dividend approved			¥ 18,326
Series B1 Convertible Preferred Shares and Series B4 Convertible Preferred Shares
Convertible Preferred Shares
Deemed distribution					¥ 0	¥ 0	¥ 12,104
Class B ordinary shares
Convertible Preferred Shares
Repurchased and cancellation of Class B ordinary shares | shares		56,430,180
Proceeds from issuance of Convertible Preferred Shares		¥ 137,580
Class B ordinary shares | Accumulated Deficits
Convertible Preferred Shares
Share-based compensation expense recognized on repurchase of ordinary shares		¥ 32,677
Series D Convertible Preferred Shares
Convertible Preferred Shares
Number of shares issued | shares	551,174,340
Proceeds from issuance of Convertible Preferred Shares | $	$ 918,670